SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 1,197	$ 1,213
Charged to costs and expenses relating to new sales	230	452
Costs of warranties granted	(251)	(456)
Foreign currency translation adjustments	105	(12)
Warranty provision, end of year	$ 1,281	$ 1,197